Total
Virtus Small-Cap Fund
Virtus Small-Cap Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 92 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Small-Cap Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Small-Cap Fund		Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.39%	0.40%	0.30%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	[1]	1.49%	2.26%	1.27%	1.17%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.05%)	(0.07%)	(0.18%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.44%	2.19%	1.09%	1.04%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.17% for Class A Shares, 1.92% for Class C Shares, 0.82% for Institutional Class Shares and 0.77% for Class R6 Shares through October 31, 2025. Prior to October 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Small-Cap Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
1 Year	$ 689	$ 322	$ 111	$ 106
3 Years	990	700	385	359
5 Years	1,314	1,204	680	631
10 Years	$ 2,228	$ 2,590	$ 1,518	$ 1,409

Expense Example, No Redemption - Virtus Small-Cap Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
1 Year	$ 689	$ 222	$ 111	$ 106
3 Years	990	700	385	359
5 Years	1,314	1,204	680	631
10 Years	$ 2,228	$ 2,590	$ 1,518	$ 1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the fund’s benchmark, the Russell 2000 Index (approximately $41.2 billion as of June 30, 2024). The fund’s principal investment universe includes micro-cap companies, which the portfolio managers consider to be those with market capitalizations generally in the bottom half of the benchmark. The portfolio managers generally seek exposure to smaller capitalization companies, including micro-cap companies, by employing three distinct small-cap strategies or “sleeves” for selecting individual stocks:

▪ Quantitative Core. The Quantitative Core sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

▪ Quantitative Growth. The growth sleeve is managed similar to the core sleeve but against a growth index. This sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

▪ Managed Volatility. The Managed Volatility sleeve selects primarily common stocks of smaller-cap companies which in aggregate offer lower forecast risk and lower levels of correlation among the individual stocks. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. This strategy utilizes both a quantitative and fundamental research process to make individual security and sector selection decisions.

The allocation of fund assets among the sleeves discussed above is set from time to time, may vary in size significantly from sleeve to sleeve and may periodically be adjusted through a collaborative effort among the portfolio managers. In addition to common stocks and other equity securities, the fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the end of its most recent fiscal year, it may do so at any time.

Principal Risks
Risk Table - Virtus Small-Cap Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Issuer Risk

> Issuer Risk: The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

IPO Risk	> IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.
Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Focused Investment Risk

> Focused Investment Risk: To the extent the fund focuses its investments on a limited number of issuers, sectors, industries, geographic regions or portfolio themes, it may be subject to increased risk and volatility.

Leverage Risk

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Preferred Stocks Risk	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Real Estate Investment Risk

> Real Estate Investment Risk: The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Please see “More Information About Risks of Investing in the Funds” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Institutional Class Shares

Best Quarter:	2020, Q4:	23.60%	Worst Quarter:	2020, Q1:	-28.46%	Year to Date (9/30/2024):	17.77%

Average Annual Total Returns (for the periods ended 12/31/23)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Small-Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	7.45%	8.53%	6.69%
Class C Shares	Return Before Taxes	12.85%	8.93%	6.49%
Institutional Class Shares	Return Before Taxes	14.13%	10.14%	7.67%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	13.50%	8.93%	6.05%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.79%	7.89%	5.65%
Class R6 Shares	Return Before Taxes	14.16%	10.20%		5.07%	Aug. 22, 2018
FT Wilshire 5000 Index	FT Wilshire 5000 Index	26.10%	15.40%	11.69%	11.39%	Aug. 22, 2018
Russell 2000® Index	Russell 2000® Index	16.93%	9.97%	7.16%	4.51%	Aug. 22, 2018

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.